Statements of Operations - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Administration fee – related party	$ 40,000	$ 240,000
General and administrative expenses	186,554	1,755,131
Total expenses	226,554	1,995,131
Other Income
Realized and unrealized gains on investments held in the Trust Account	11,336	2,978,570
Total other income	11,336	2,978,570
Net income (loss)	$ (215,218)	$ 983,439
Common Class A [Member]
Other Income
Weighted average shares outstanding, Basic	2,930,335	20,010,000
Weighted average shares outstanding, Diluted	2,930,335	20,010,000
Basic net income (loss) per share	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ (0.03)	$ 0.04
Common Class B [Member]
Other Income
Weighted average shares outstanding, Basic	5,002,500	5,002,500
Weighted average shares outstanding, Diluted	5,002,500	5,002,500
Basic net income (loss) per share	$ (0.03)	$ 0.04
Diluted net income (loss) per share	$ (0.03)	$ 0.04